REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
Disclosure Of Reporting Entity [Abstract]
REPORTING ENTITY [Text Block]

1.   REPORTING ENTITY

Taseko Mines Limited (the "Company" or "Taseko") is a corporation governed by the British Columbia Business Corporations Act.  The consolidated financial statements of the Company as at and for the year ended December 31, 2020 comprise the Company, its subsidiaries and its 75% interest in the Gibraltar joint venture since its formation on March 31, 2010.  The Company is principally engaged in the production and sale of metals, as well as related activities including mine permitting and development, within the province of British Columbia, Canada and the State of Arizona, USA.  Seasonality does not have a significant impact on the Company's operations.